Unaudited Quarterly Results - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Loss / write down on assets held for sale	$ 0	$ 0	$ 0	$ 7,509	$ 17,354